Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020
Net Revenues
Net interest revenue	[1]	$ 7,226		$ 9,475	$ 14,836		$ 19,863
Total revenue		10,228		10,528	21,040		21,137
Expenses Excluding Interest
Compensation and benefits		3,125		2,927	6,281		5,960
Taxes on income		962		250	1,789		909
Net income	[2],[3]	3,695		1,515	6,972		4,504
Preferred stock dividends and other		65		68	130		135
Net Income available to common stockholders		3,630		1,447	6,842		4,369
Other comprehensive income (loss)	[2],[3]	(2,602)		4,892	(4,479)		5,246
Total comprehensive income	[2],[3]	$ 1,093		$ 6,407	$ 2,493		$ 9,750
Earnings per common shares outstanding - basic (Canadian dollars)		$ 2.00		$ 0.80	$ 3.77		$ 2.42
Earnings per common shares outstanding - diluted (Canadian dollars)		$ 1.99		$ 0.80	$ 3.76		$ 2.42
Charles Schwab Corporation [member]
Net Revenues
Net interest revenue			$ 2,420			$ 4,777
Asset management and administration fees			1,287			2,573
Trading revenue and other			2,265			4,063
Total revenue			5,972			11,413
Expenses Excluding Interest
Compensation and benefits			1,811			3,633
Other			1,678			3,375
Total expenses excluding interest			3,489			7,008
Income before taxes on income			2,483			4,405
Taxes on income			603			1,047
Net income			1,880			3,358
Preferred stock dividends and other			122			233
Net Income available to common stockholders			1,758			3,125
Other comprehensive income (loss)			(5,720)			(6,100)
Total comprehensive income			$ (3,962)			$ (2,975)
Earnings per common shares outstanding - basic (Canadian dollars)			$ 0.93			$ 1.67
Earnings per common shares outstanding - diluted (Canadian dollars)			$ 0.93			$ 1.67

[1]	Includes $6,397 million and $13,185 million, for the three and six months ended April 30, 2021, respectively (three and six months ended April 30, 2020 - $7,967 million and $16,569 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 19.
[2]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[3]	The amounts are net of income tax provisions (recoveries) presented in the following table.